Subsequent Events - Additional Information (Detail) - USD ($)					6 Months Ended
	Aug. 28, 2023	Jul. 14, 2023	Jul. 06, 2023	Jan. 26, 2023	Jun. 30, 2023	Sep. 28, 2023	Aug. 31, 2023	Jul. 05, 2023	Jul. 04, 2023	Apr. 12, 2023	Jan. 31, 2023	Jan. 25, 2023	Jan. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2021	Mar. 02, 2021
Subsequent Event [Line Items]
Banking regulation, mortgage banking, net worth, minimum					$ 5,000,001									$ 5,000,001
Marketable securities held in Trust Account					$ 244,569,240									$ 239,149,736	$ 0
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding					5,750,000									5,750,000	5,750,000
KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost										$ 459,870	$ 275,000
Duff And Phelps [Member]
Subsequent Event [Line Items]
Non refundable retainer fee											50,000
Estimated fees payable					$ 400,000								$ 150,000
Payment of litigation expenses						$ 173,918							$ 224,918
Litigation settlement, expense					51,000
Sponsor [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding																5,620,000	7,057,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Non refundable retainer fee											50,000
Proceeds from Issuance of long-term debt				$ 175,000
Banking regulation, mortgage banking, net worth, minimum		$ 5,000,001
Number of stock bought back by the entity at the redemption price		15,105,199
Marketable securities held in Trust Account		$ 84,200,000
Stock redemption price per share		$ 10.66
Subsequent Event [Member] | Non Redemption Agreements [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Shares transferred by sponsor			875,000
Subsequent Event [Member] | Unaffiliated Third Parties [Member] | Non Redemption Agreements [Member]
Subsequent Event [Line Items]
Common Stock Shares Outstanding			3,500,000
Subsequent Event [Member] | Dentons [Member]
Subsequent Event [Line Items]
Legal Fees	$ 27,763
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Closing of the Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment									$ 500,000
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Business Combination Event [Member]
Subsequent Event [Line Items]
Other commitment									1,000,000
Subsequent Event [Member] | Capital Markets Advisor Fee [Member] | Post Initial Business Combination [Member]
Subsequent Event [Line Items]
Other commitment									$ 1,000,000
Subsequent Event [Member] | Due Diligence Services [Member] | Kroll Associates, Inc [Member]
Subsequent Event [Line Items]
Other commitment								$ 10,000
Subsequent Event [Member] | KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost											275,000
Subsequent Event [Member] | Duff And Phelps [Member]
Subsequent Event [Line Items]
Non refundable retainer fee											$ 50,000
Litigation settlement, expense					$ 624,918
Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value							$ 300,000
Cumulative advanced							$ 2,373,952
Subsequent Event [Member] | Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value												$ 375,000